Transactions with Related Parties - Consolidated Statements of Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Vessel operating expenses		$ 9,142	$ 6,385	$ 5,214
General and administrative expenses - related party	[1]	2,980	2,564	2,244
Interest expense and finance cost	[2]	$ 3,174	$ 0	$ 0

[1]	General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.
[2]	Interest expense and finance cost: This line item reflects interest expense of the Umbrella Seller’s Credit (Note 8).